Cost of sales	12 Months Ended
Dec. 31, 2023
Cost of sales
Cost of sales

21. Cost of sales

Cost of sales is costs that directly relate to production at the mine operating segments and excludes depletion and amortization. The following are components of cost of sales:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021

Salaries and employee benefits	$33,307	$29,803	$23,913
Contract services on site		-	17,138
Raw materials and consumables	33,465	29,568	11,652
Utilities	4,181	4,285	3,350
Other costs	5,461	6,602	7,729
Costs before intended use	188	-	247
Employee retention credit	-	(3,962)	-
Changes in inventories	(3,267)	(2,663)	(19,946)
Inventory write-downs	1,725	8,459	40,711
	$75,060	$72,092	$84,794